STOCKHOLDERS' EQUITY (Details Textual) (USD $)	0 Months Ended				1 Months Ended			2 Months Ended		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended			28 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended	2 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended					4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended			0 Months Ended	9 Months Ended	0 Months Ended								0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended				3 Months Ended	0 Months Ended			3 Months Ended			0 Months Ended		1 Months Ended		3 Months Ended		0 Months Ended													1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	2 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		0 Months Ended		1 Months Ended			1 Months Ended				4 Months Ended	12 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended		1 Months Ended				4 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended				12 Months Ended				4 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended			2 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended		1 Months Ended		2 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended						0 Months Ended					1 Months Ended					3 Months Ended	0 Months Ended		3 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended		1 Months Ended			2 Months Ended	0 Months Ended		1 Months Ended	2 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended
	Jul. 30, 2014	Jul. 14, 2014	Jul. 02, 2014	Jun. 18, 2012	Feb. 29, 2012	Nov. 18, 2011	Nov. 30, 2011	Mar. 31, 2014	Feb. 29, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 03, 2012 Private Placement	Jul. 22, 2011 Continental Resources	Dec. 31, 2011 Advisory and Consulting Services Exchanged for Equity Instrument	Nov. 30, 2011 Advisory and Consulting Services Exchanged for Equity Instrument	Dec. 31, 2011 Advisory and Consulting Services Exchanged for Equity Instrument	Oct. 31, 2011 Subscription Agreements	Dec. 31, 2011 Subscription Agreements	Oct. 03, 2011 Agreement and Release Agreement	Dec. 31, 2011 Agreement and Release Agreement	Nov. 18, 2011 Acknowledgement letter of the beneficial owner of 500,000 shares and a stock option agreement to purchase 600,000 shares	Jun. 18, 2012 Scenario, Forecast	Jul. 31, 2014 Treasury Stock	Mar. 31, 2014 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2013 Treasury Stock	Dec. 31, 2012 Treasury Stock	Sep. 30, 2014 Treasury Stock	Dec. 16, 2013 Treasury Stock	Dec. 31, 2013 Preferred Stock [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2013 Retained Earnings [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2013 Noncontrolling Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	May 31, 2013 Warrant	Mar. 31, 2012 Warrant	Feb. 23, 2012 Warrant	Jun. 30, 2012 Warrant Continental Resources	Feb. 23, 2012 Warrant Platinum	Feb. 23, 2012 Warrant Lakewood [Member]	Apr. 05, 2012 Warrant Victoria Gold. and Victoria Resources (US) Inc.	Sep. 30, 2014 Common Stock Options	Dec. 16, 2013 2013 Stock Surrender Treasury Stock	Dec. 16, 2013 2014 Stock Surrender Treasury Stock	Dec. 31, 2013 The 2010 Plan	Sep. 29, 2010 The 2010 Plan	Dec. 31, 2013 The 2012 Plan	Feb. 09, 2012 The 2012 Plan	Dec. 31, 2013 The 2013 Plan	Feb. 12, 2013 The 2013 Plan	Oct. 20, 2014 Subsequent Event	Dec. 31, 2013 Stock Option	Dec. 31, 2012 Stock Option	Feb. 09, 2012 Stock Option Chief Executive Officer	Dec. 31, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Feb. 08, 2013 Restricted Stock Chief Executive Officer	Jun. 18, 2012 Restricted Stock Chief Executive Officer	Feb. 29, 2012 Restricted Stock Chief Executive Officer	Jun. 18, 2012 Shares vesting on December 26, 2013 Restricted Stock	Dec. 23, 2013 Shares vesting on December 26, 2013 Restricted Stock Chief Executive Officer	Feb. 29, 2012 Shares vesting on February 9, 2014 Restricted Stock Chief Executive Officer	Feb. 29, 2012 Shares vesting on February 9, 2015 Restricted Stock Chief Executive Officer	Feb. 12, 2013 Director Employees and Consultants	Jan. 02, 2014 Employees	Dec. 16, 2013 Employees	Nov. 01, 2013 Employees	Sep. 30, 2012 Employees Stock Option	Dec. 16, 2013 Employees Restricted Stock	Nov. 01, 2013 Employees Restricted Stock	Dec. 16, 2013 Employees and Consultants	Sep. 30, 2012 Employees and Consultants Stock Option	Sep. 30, 2012 Employees and Consultants Stock Option Maximum	Sep. 30, 2012 Employees and Consultants Stock Option Minimum	Dec. 16, 2013 Employees and Consultants Restricted Stock	Mar. 06, 2012 Consultant Warrant	Aug. 31, 2013 Consultant Stock Option	Mar. 31, 2013 Consultant Stock Option	Sep. 30, 2012 Consultant Stock Option	Sep. 02, 2011 Executive Separation Agreement	Jun. 18, 2012 A Director Restricted Stock	Nov. 21, 2012 Vice President of Finance and Controller Restricted Stock	Feb. 12, 2013 A director and certain employees and consultants Restricted Stock	Mar. 06, 2012 Two employees and a consultant Stock Option	Mar. 06, 2012 Two employees and a consultant Vesting on date of issuance Stock Option	Mar. 06, 2012 Two employees and a consultant Vesting on December 31, 2012 Stock Option	Mar. 06, 2012 Two employees and a consultant Vesting on December 31, 2013 Stock Option	Mar. 06, 2012 Two employees and a consultant Vesting on December 31, 2014 Stock Option	Jun. 18, 2012 Former director, employees and consultants Stock Option	Jun. 18, 2012 Former director, employees and consultants Vesting on date of issuance Stock Option	Jun. 18, 2012 Former director, employees and consultants Vesting on December 31, 2012 Stock Option	Jun. 18, 2012 Former director, employees and consultants Vesting on December 31, 2013 Stock Option	Jun. 18, 2012 Former director, employees and consultants Vesting on December 31, 2014 Stock Option	Mar. 31, 2013 Former Vice President for Finance and Administration and Director Stock Option	Dec. 31, 2013 Former Vice President for Finance and Administration and Director Stock Option	Mar. 30, 2012 Senior secured convertible promissory note	Dec. 31, 2012 Senior secured convertible promissory note	Sep. 14, 2011 Senior secured convertible promissory note	Dec. 31, 2011 6% Convertible Notes Payable	Oct. 31, 2011 5% senior convertible promissory notes	Dec. 31, 2011 5% senior convertible promissory notes	Jul. 30, 2014 Private Placement Agent	Jul. 02, 2014 Private Placement Agent	Jul. 31, 2014 Private Placement Agent	Apr. 06, 2012 Mr. Honig Stock Option	Apr. 30, 2012 Mr. Honig Stock Option	Jun. 18, 2012 CEO and Mr. Honig Stock Option	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Barry Honig	Jul. 02, 2014 Warrant To Purchase Common Stock	Jul. 30, 2014 Warrant To Purchase Common Stock	Jul. 30, 2014 Warrant To Purchase Common Stock Private Placement Agent	Jul. 02, 2014 Warrant To Purchase Common Stock Private Placement Agent	Sep. 29, 2011 Series C Preferred Warrants [Member]	Sep. 30, 2011 Series C Preferred Warrants [Member]	Sep. 30, 2014 Convertible Preferred Stock	Dec. 31, 2011 Convertible Series A Preferred Stock	Sep. 30, 2014 Convertible Series A Preferred Stock	Dec. 31, 2013 Convertible Series A Preferred Stock	Dec. 31, 2012 Convertible Series A Preferred Stock	Dec. 31, 2011 Convertible Series A Preferred Stock Preferred Stock [Member]	Dec. 31, 2013 Convertible Series A Preferred Stock Preferred Stock [Member]	Dec. 31, 2012 Convertible Series A Preferred Stock Preferred Stock [Member]	Dec. 31, 2011 Convertible Series B Preferred Stock	Sep. 30, 2014 Convertible Series B Preferred Stock	Dec. 31, 2013 Convertible Series B Preferred Stock	Dec. 31, 2012 Convertible Series B Preferred Stock	Dec. 31, 2011 Convertible Series B Preferred Stock Preferred Stock [Member]	Dec. 31, 2013 Convertible Series B Preferred Stock Preferred Stock [Member]	Dec. 31, 2012 Convertible Series B Preferred Stock Preferred Stock [Member]	Sep. 29, 2011 Convertible Series C Preferred Stock	Sep. 30, 2014 Convertible Series C Preferred Stock	Dec. 31, 2013 Convertible Series C Preferred Stock	Dec. 31, 2012 Convertible Series C Preferred Stock	Dec. 31, 2011 Convertible Series C Preferred Stock Preferred Stock [Member]	Dec. 31, 2013 Convertible Series C Preferred Stock Preferred Stock [Member]	Dec. 31, 2012 Convertible Series C Preferred Stock Preferred Stock [Member]	Feb. 23, 2012 Convertible Series D Preferred Stock	Jun. 30, 2012 Convertible Series D Preferred Stock	Mar. 30, 2012 Convertible Series D Preferred Stock	Feb. 21, 2012 Convertible Series D Preferred Stock	Feb. 23, 2012 Convertible Series D Preferred Stock	Dec. 31, 2013 Convertible Series D Preferred Stock	Dec. 31, 2012 Convertible Series D Preferred Stock	Sep. 30, 2014 Convertible Series D Preferred Stock	Apr. 11, 2012 Convertible Series D Preferred Stock	Dec. 31, 2011 Convertible Series D Preferred Stock Preferred Stock [Member]	Dec. 31, 2013 Convertible Series D Preferred Stock Preferred Stock [Member]	Dec. 31, 2012 Convertible Series D Preferred Stock Preferred Stock [Member]	Feb. 23, 2012 Convertible Series D Preferred Stock Warrant	Mar. 30, 2012 Convertible Series D Preferred Stock Senior secured convertible promissory note	Feb. 23, 2012 Convertible Series D Preferred Stock Senior secured convertible promissory note Platinum	Feb. 23, 2012 Convertible Series D Preferred Stock Senior secured convertible promissory note Lakewood [Member]	Dec. 31, 2012 Convertible Series D Preferred Stock Various Note Conversion	Feb. 23, 2012 Convertible Series D Preferred Stock Warrant To Purchase Common Stock	Aug. 05, 2013 Series E Preferred Stock	Jul. 31, 2014 Series E Preferred Stock	Apr. 30, 2014 Series E Preferred Stock	Aug. 31, 2013 Series E Preferred Stock	Mar. 31, 2014 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock	Sep. 30, 2014 Series E Preferred Stock	Dec. 31, 2012 Series E Preferred Stock	Dec. 31, 2011 Series E Preferred Stock Preferred Stock [Member]	Dec. 31, 2013 Series E Preferred Stock Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock Preferred Stock [Member]	Aug. 31, 2013 Series E Preferred Stock Warrant	Oct. 31, 2014 Series E Preferred Stock Subsequent Event	Mar. 31, 2014 Series E Preferred Stock Subsequent Event	Dec. 31, 2013 Series E Preferred Stock Maximum	Oct. 31, 2014 Series E Preferred Stock Maximum Subsequent Event	Dec. 31, 2013 Series E Preferred Stock Minimum	Oct. 31, 2014 Series E Preferred Stock Minimum Subsequent Event	Aug. 31, 2013 Series E Preferred Stock Private Placement Agent	Aug. 31, 2013 Series E Preferred Stock Exchange Of Related Party Debt Transaction Barry Honig	Aug. 31, 2013 Series E Preferred Stock Warrant To Purchase Common Stock	Aug. 31, 2013 Series E Preferred Stock Warrant To Purchase Common Stock Private Placement Agent	Aug. 31, 2013 Series E Preferred Stock Warrant To Purchase Common Stock Exchange Of Related Party Debt Transaction Senior secured convertible promissory note	Jul. 30, 2014 Common Stock	Jul. 14, 2014 Common Stock	Jul. 02, 2014 Common Stock	Dec. 16, 2013 Common Stock	Jun. 19, 2012 Common Stock	Jun. 30, 2012 Common Stock	Apr. 30, 2012 Common Stock	Mar. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2011 Common Stock	Dec. 03, 2012 Common Stock Private Placement	Jul. 22, 2011 Common Stock Continental Resources	Jun. 30, 2012 Common Stock Continental Resources	Oct. 31, 2011 Common Stock Public and Investor Relations Services Exchanged for Equity Instrument	Dec. 31, 2011 Common Stock Public and Investor Relations Services Exchanged for Equity Instrument	Dec. 31, 2011 Common Stock Advisory and Consulting Services Exchanged for Equity Instrument	Sep. 02, 2011 Common Stock Separation Agreement	Oct. 03, 2011 Common Stock Agreement and Release Agreement	Apr. 05, 2012 Common Stock Victoria Gold. and Victoria Resources (US) Inc. acre	May 24, 2012 Common Stock Red Battle, and Valor Gold	Mar. 30, 2012 Common Stock Warrant	Mar. 31, 2012 Common Stock Warrant	Feb. 29, 2012 Common Stock Warrant	Feb. 29, 2012 Common Stock Warrant	Dec. 03, 2012 Common Stock Warrant Private Placement	Apr. 05, 2012 Common Stock Warrant Victoria Gold. and Victoria Resources (US) Inc. acre	Oct. 31, 2014 Common Stock Subsequent Event	Mar. 31, 2014 Common Stock Subsequent Event	Jun. 30, 2012 Common Stock Maximum Continental Resources	Jun. 30, 2012 Common Stock Minimum Continental Resources	Mar. 20, 2012 Common Stock Legal services	Mar. 20, 2012 Common Stock Legal services Continental Resources	Mar. 31, 2012 Common Stock Public relations services	Apr. 27, 2012 Common Stock Consulting services	Sep. 30, 2014 9% Series D Cumulative Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares										50,000,000			50,000,000		50,000,000	50,000,000		50,000,000																			50,000,000																																																																																										50,000,000		2,250,000	2,250,000	2,250,000					8,000,000	8,000,000	8,000,000					3,284,396	3,284,396	3,284,396							1,000,000		7,500,000	7,500,000	7,500,000	7,500,000										15,151					15,151	15,151	15,151																																																			7,500,000
Par value of preferred stock authorized (in dollars per share)										$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001																			$ 0.0001																																																																							$ 1.00																			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001					$ 0.32				$ 0.0001	$ 0.0001	$ 0.0001																$ 0.0001	$ 0.0001	$ 0.0001																																																			$ 0.0001
Preferred stock, Issued (in shares)																																																																																																																																	0	0	0					0	0	0					0	0	0									0	0	0																11,185	9,425	0																																																			0
Preferred stock, Outstanding (in shares)																																																																																																																																	0	0	0					0	0	0					0	0	0									0	0	0																11,185	9,425	0																																																			0
Dividend rate (as a percent)																																																																																																																																																								9.00%																																																																									9.00%
Number of common shares issued upon conversion																																																																																																																																																																							3,000	3,000	3,000		3,000																																														33,324,114	3,000
Conversion price per share of common stock (in dollars per share)																																																																																																																																																							$ 0.35	$ 0.40															$ 0.33	$ 0.33	$ 0.33		$ 0.33											$ 0.33		$ 0.28																																		$ 0.33
Preferred stock redemption amount as percentage of purchase price																																																																																																																																																								110.00%															110.00%
Amount that preferred stockholder is entitled to receive as percentage of purchase price upon liquidation, dissolution or winding up of the entity																																																																																																																																																																							110.00%
Cash payment that preferred stockholders are entitled to receive as percentage of purchase price upon a change of control																																																																																																																																																																							10.00%
Percentage of the number of share of common stock issuable upon conversion used to calculate warrant rights																								50.00%																																																																																																																																																																			40.00%																											50.00%
Stock issued (in shares)																																																																																																																																				0							0							0							1,000,000					0												10,533					0				35,714,287															12,500,000		4,385,716					9,469,548
Number of shares of common stock to be acquired																																																			4,144,320	1,036,080																																				400,000																																	11,616,222	2,725,454	342,855	2,125,391	9,853,188																																													12,639,600																	12,639,600	13,590	782,400																											5,000,000
Net proceeds from private placement																																																																																																																				$ 10,900,000																																					$ 1,000,000																	$ 10,200,000									$ 9,900,000
Expected life																																																																																																																																																					5 years					5 years																3 years		3 years
Purchase price of each share of Series E Preferred Stock with associated warrant (in dollars per share)																																																																																																																																																																										$ 990
Amount owed by the Company under a Credit Facility Agreement to related party																																																																																																												1,015,604												645,480
Number of shares issued in exchange for outstanding principal and accrued interest to related party																																																																																																															1,529,375																																																																											652
Number of share of preferred stock converted in common shares																																																																																																																																																						6,086,968	400,000																	181	50		1,529									1,473																											400,000										3,535,714
Aggregate number of common shares issued upon conversion																																																																																																																																																																								543,000	150,000		4,587,000																								19,021,775		1,153,143		750,000	7,500,000																		4,419,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value																																																																												3,417,000							875,000
Restricted common stock granted				5,000,000																																																																		5,000,000	12,000,000			3,000,000	3,000,000	6,700,000	250,000	1,300,000	125,000		1,300,000	125,000	2,500,000				2,500,000						3,000,000	200,000	6,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																																																																						$ 0.34						$ 0.51	$ 0.35		$ 0.36			$ 0.36	$ 0.35				$ 0.35						$ 0.34	$ 0.35	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				1,666,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								1,666,500																					1,667,000
Stock-based compensation expense													2,022,747		0	165,730																																						70,593										383,555	13,163,509		4,772,162	5,048,047																				163,155
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options										1,420,214			1,420,214																																									22,170										96,845			3,527,461
Intrinsic value of stock options outstanding															26,000			26,000
Treasury stock, at cost, shares										1,019,528			1,019,528		127,015	0		127,015																	1,019,528	127,015
Treasury stock, at cost										225,876			225,876		44,455	0		44,455																	225,876
Common stock reacquired (in shares)																															492,513																																																																																																																																																																		127,015
Repurchase of common stock															44,455																		44,455						0			0			0																																																																																								0							0							0												0																	0																	44,455
Total grant date value																																																																																							875,000								3,417,000
Common Stock Units Sold		2,461,760	26,578,854						2,237,500															1,718,000	1,830,000																																						35,714,287																																																																															3,284,396																																																6,813,645
Number Of Common Stock Per Unit																																																																																																																																																																																														1	1	1
Term of warrants																																																																																																																									30 months		30 months	30 months																																																						3 years									3 years																													2 years
Number of shares of common stock issued for each warrant																			0.40																																																																																																						0.4																																																																																	8
Warrants exercised price (in dollars per share)																								$ 0.60	$ 0.60																								$ 0.40																																							$ 0.45																																	$ 0.45	$ 0.45	$ 0.34	$ 0.34	$ 0.60																																																					$ 0.40									$ 0.40																										$ 0.60	$ 0.60	$ 0.50	$ 0.60
Aggregate number of common stock issued pursuant to sale of units																																																																																																																																																																																														6,813,645		29,040,614
Gross proceeds from sale of units	2,300,000		9,800,000																																																												10,000,000
Net Proceeds From Sale Of Units	2,200,000		8,900,000						847,500																																																						9,900,000
Commissions paid in cash																																																																																																																		100,000	784,000																																																																						76,000
Number of common shares issued upon conversion																																																																																																																																																																							3,000
Expenses paid for private placement of common units																																																																																																																		18,000	136,000																																																																															75,000
Unrecognized compensation cost related to restricted stock awards										76,007			76,007																																									16,670
Legal Fees																							318,000				4,761,500																																																																																									174,000																																																																																									485,500																129,028
Common Stock Prior To Adjustment																																																																																																																																																																																																																									28,275,000
Unvested Restricted Stock Awards																														400,000
Other Preferred Stock Dividends and Adjustments										0	4,101,659		0	4,101,659	4,101,659	2,702,777		10,088,832																																																																																																																																																																	1,700,000
Stock Surrender Value																																																							44,455	181,421
Warrant Expiration Date			Jan. 02, 2017
Risk free interest rate (annual) (as a percent)																																																																																																																																																					0.88%					0.88%																											0.82%		0.61%
Expected volatility (as a percent)																																																																																																																																																					110.00%					110.00%																86.00%		86.00%
Preferential cash payment in event of liquidation, dissolution or winding up																																																																																																																																																								$ 1.00
Percentage Of Assets To Be Sold Or Transferred Under Business Combination As APart Of Redemption Terms																																																																																																																																																								50.00%
Percentage Of Outstanding Shares Of Stock To Be Tendered Under Business Combination As APart Of Redemption Terms																																																																																																																																																								50.00%
Warrants Issued For Acquisition Of Common Stock																								1,718,000	3,052,188																																																																																																																																								8,750,000					8,750,000												13,435,590																																				1,118,750	3,787,819
Proceeds from sale of preferred stock used for debt repayment																																																																																																																																																																			800,000	200,000
Initial estimated fair values allocated to the ECF																																																																																																																																														3,284,396							226,629				226,629																	2,188,792
Fair value allocated to the warrants																																																					1,109,441																																			163,155																																																																														773,371																					1,912,867
Loss from extinguishment of debts															0	(4,769,776)		(4,769,776)																																																																																										483,094	333,168																																																								2,436,888
Issuance of common stock as consideration for the conversion of preferred stock (in shares)																																																																																																																																																																																																			3,000,000
Preferred Stock Deemed Dividend															4,101,659	2,702,777		10,088,832																																																																																											121,152																																										79,278				537,499
Conversion of Stock, Shares Converted																																																																																																																																																						6,086,968	400,000																	181	50		1,529									1,473																											400,000										3,535,714
Common Stock Grant Date Fair Market Value Per Share																						$ 0.68																																																																																																																																																																												$ 0.32	$ 0.36	$ 0.35								$ 0.971		$ 0.53		$ 0.89								$ 0.46			$ 0.505	$ 0.29			$ 0.55	$ 0.90
Preferred Stock Conversions, Inducements																																																																																																																																																																																																			1,086,000
Dividends, Preferred Stock																21,150																		0						0			21,150			0																																																																																								0							0							0							21,150					0																	0
Dividends Payable																																																																																																																																																										0	17,550
Legal fees paid in cash																																																																																																																																																																																									124,000
Number of options retained (in shares)																																																																																																																																																																																																															600,000
Accounts And Other Receivables Net Current Secured																																																																																												112,500
Share Based Compensation Arrangement By Share Based Payment Award Options To Be Sold																																																																																																																																																																																																															1,950,000
Stock Cancelled During Period Value Separation Agreement						45																																																																																																																																																																																																									75
Aggregate Purchase Price Of Shares Of Preferred Stock With Associated Warrant																																																																																																																													3,284,396
Stock Canceled During Period Shares Disposition																												450,000																																																																																																										0							0							0												0																	0																														750,000			1,750,000
Common Stock, Par or Stated Value Per Share										$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001																																																																																																																																																																																													$ 0.001
Secured Debt																																																																																												150,000
Common Stock Units Subscribed																								3,436,000	4,575,000
Purchase Price Per Unit									$ 0.40										$ 0.33					$ 0.50																																																																																							$ 0.40
Percentage of closing price for the common stock on the business day immediately prior to the date of exercise																								100.00%	100.00%																																																																																																																																																																																													100.00%
Stock And Warrants Issued During Period To Placement Agent																	370,583		100,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																																														9.00%	6.00%	5.00%
Debt Conversion, Converted Instrument, Amount																																																																																																															611,750
Class Of Warrant Or Right Exercised																																																																																																																													9,853,188	1,678,000
Cash Consideration For Termination Of Public Relations And Consulting Agreement							50,000
Consideration For Termination Of Public Relations And Consulting Agreement Shares																						50,000
Class Of Warrant Or Right Agreed To Be Cancel During Period Shares																					1,056,046
Stock Issued During Period Shares Warrants Exercised																																																																																																																													4,429,415	866,065						0		0					0		0					0		0										0		0															0		0																					6,229,718													2,967,143	336,974	2,925,601
Stock Issued During Period, Shares, Issued for Services																																																																																																																																				0		0					0		0					0		0										0		0															0		0																											500,000		600,000															250,000		200,000	50,000
Stock Issued During Period, Value, Issued for Services												837,500				454,642						34,000										0		0				837,385		454,592	0		0	0		0																																																																																						0		0					0		0					0		0										0		0															0		0																											485,500		318,000		4,761,500													299,642		110,000	45,000
Debt Instrument, Face Amount																																																																																																														1,715,604		750,000
Debt Instrument Convertible Conversion Price Before Amendment																																																																																																												$ 0.40				$ 1.00
Debt Instrument, Convertible, Conversion Price																																																																																																												$ 0.35		$ 0.50		$ 0.65
Interest Payable																																																																																																												9,140				27,555	0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																																																																																1,196,238																						0							0							0												5,486,968		1,024,744															0
Paid-in-Kind Interest															0	0		230,192																																																																																														230,192
Number Of Shares To Be Issued For Every Dollar One Invested In Offering Of Acquiree																										2
Amount Invested In Offering Of Acquiree For Which Specified Number Of Shares Will Be Issued																										1.00
Common Stock Warrants Cancelled Number In Connection With Put Right And Release Settlement Agreement																										4,280,000																					3,446,748
Number Warrant Of Acquiree Equivalent Of Warrants Issued For Acquisition Of Common Stock Cancelled																										5,350,000
Stock Issued During Period Shares Put Right And Release Settlement Agreement																										5,350,000																																																																																																										0							0							0												0																	0
Common Stock, Shares, Outstanding										316,281,754			316,281,754		275,790,008	266,592,023		275,790,008										500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										32,600,000		3,548,000	32,600,000		32,900,000	35,298,000	3,548,000	32,900,000										600,000																													2,150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						600,000							300,000		2,748,000	500,000
Number Of Preferred Shares Converted To Common Stock																																																																																																																																750,000							7,500,000
Period since the final closing date of the sale of units, when the entity has agreed to file a "resale" registration statement					60 days
Period since the final closing date of the sale of units, when the entity agreed to declare registration statement					120 days
Percentage Of Fees Payable To Investor Per Month In Cash For Every Specified Period Upto Maximum Of Specified Percentage Under Registration Obligations					1.00%
Maximum Percentage Of Fees Payable To Investor Under Registration Obligations					6.00%
Common stock issued to placement agent in connection with the sale of common stock (in shares)																																																																																																																																					0	0						0	0						0	0											0	0																67	0																	234,375							303,030
Stock Issued During Period, Value, New Issues												3,177,416																				0						3,176,615			0			0																																																																																								0							0							0												0																	0																			4,000,000		1,535,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vesting Period Extended																																																																					6,000,000
Amount Of Legal Fees Paid Through Issuance Of Common Stock																																																																																																																																																																																																																													299,642
Number of stock warrants exercised on a cashless basis																																																11,399,150																																																																																																																																																																			5,250,000	968,750	5,180,400
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																																																																								1,666,667	6,000,000
Accrued Professional Fees																																																																																																																																																																																																																														170,614		45,000
Acres of Property																																																																																																																																																																																																																	13,300							13,300
Number of shares of common stock issued for each share of common stock of Continental																																																																																																																																																																																																										8
Number of shares of common stock issued for each warrant of Continental																				10
Number of shares of common stock issued for each option																																																																																																																																																																																																										8
Number of shares of common stock issued for each option of Continental																				10
Issuance of common stock in connection with the cancellation of warrants (in shares)																9,729,285																																																																																																																						0							0							0												0																	0																										9,729,285
Warrant cancelled (in shares)																																																		32,430,954
Issuance of common stock in connection with the cancellation of warrants																4,883,196																		0						4,882,223			0			0																																																																																								0							0							0												0																	0																										4,883,196
Stock Issued During Period, Shares, Purchase of Assets																																																																																																																																						0							0							0												0																	0																																10,000,000							10,000,000
Stock Issued During Period, Value, Purchase of Assets																4,600,000																		0						4,599,000			0			0																																																																																								0							0							0												0																	0																																							4,600,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																			0.40																																																																																																						0.4																																																																																	8
Warrants issued to placement agent (in shares)																																																																																																																																																																																																																							121,212
Proceeds from Issuance of Private Placement																			3,124,950
Holders of common stock in favor of 2012 Equity Incentive Plan (as a percent)																																																												53.00%
Total value																																																																		4,537,000																		119,895					45,080	38,058						448,690					747,090																4,633,200		1,660,200
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																										2,800,000		40,000,000		40,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																																											500,000		29,375,000
Options granted													0		350,000	32,250,000																																																		10,000,000														300,000				450,000					200,000	150,000	150,000					1,100,000					2,700,000																12,000,000		6,000,000
Term																																																																		10 years														10 years									5 years	3 years	4 years					10 years					10 years																		10 years
Granted (in dollars per share)													$ 0		$ 0.42	$ 0.39																																																		$ 0.45																			$ 0.36	$ 0.31			$ 0.40	$ 0.44						$ 0.45					$ 0.34																$ 0.35		$ 0.34
Weighted average fair value of options granted during the period (in dollars per share)													$ 0		$ 0.24																																																			$ 0.45																			$ 0.28	$ 0.24			$ 0.23	$ 0.25						$ 0.41					$ 0.28																$ 0.39		$ 0.28
Share Price																																																					$ 0.46													$ 0.49																			$ 0.36	$ 0.31		$ 0.45	$ 0.35	$ 0.44						$ 0.45					$ 0.34																$ 0.46		$ 0.34
Volatility (as a percent)																																																					105.00%													110.00%																			103.00%	99.00%		110.00%	86.00%	92.00%						103.00%					107.00%																105.00%		107.00%
Expected term																																																					2 years													10 years																			6 years	4 years		10 years	5 years	3 years						10 years					6 years																6 years		6 years
Risk free interest rate (as a percent)																																																					0.35%													2.04%																			0.67%	0.62%		1.98%	1.57%	0.35%						1.98%					0.69%																0.89%		0.69%
Percentage of vesting of common stock																																																																																																	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%	25.00%
Professional Fees										215,807	477,311		868,858	1,259,924	1,579,211	2,334,297		9,484,687																																																																																																				200,000
Stock options modified																																																																																																										500,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																																																																																										92.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																																																																																										0.14%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																																																																																										9 months
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost																																																																																																											35,079
Number of employees to whom shares were granted																																																																																																2					3
Number of consultants to whom shares were granted																																																																																																					3
Dividend yield (as a percent)																																																																																									50.00%	0.00%
Dividend yield to Vice President (as a percent)																																																																																																										0.00%
Fair Value Of Each Class Of Warrant Or Right																																																					$ 0.22																																			$ 0.41
Class of Warrant or Right, Outstanding																																																																																								400,000
Warrant Settlement Expense										$ 0	$ 0		$ 0	$ 45,484	$ 45,484	$ 4,883,196		$ 9,727,680																													$ 45,484